Interest rate benchmark reform (Tables)	12 Months Ended
Dec. 31, 2020
41. Interest rate benchmark reform
Significant hedge accounting exposures impacted by the interest rate benchmark reform

The following table summarises the significant exposures impacted by interest rate benchmark reform as at 31 December 2020:

	GBP LIBOR	USD LIBOR	JPY LIBOR	CHF LIBOR	Others	Total
	£m	£m	£m	£m	£m	£m
Non-derivative financial assets
Loans and advances at amortised cost	30,179	18,109	173	18	1,725	50,204
Reverse repurchase agreements and other similar secured lending	-	334	-	-	-	334
Financial assets at fair value through the income statement	3,496	6,373	-	283	209	10,361
Financial assets at fair value through other comprehensive income	186	114	-	-	8	308
Non-derivative financial assets	33,861	24,930	173	301	1,942	61,207
Non-derivative financial liabilities
Debt securities in issue	(1,023)	(10,718)	(1,201)	-	-	(12,942)
Subordinated liabilities	(71)	(1,592)	-	-	-	(1,663)
Financial liabilities designated at fair value	(149)	(1,273)	(759)	-	(139)	(2,320)
Non-derivative financial liabilities	(1,243)	(13,583)	(1,960)	-	(139)	(16,925)
Standby facilities, credit lines and other commitments	18,944	74,011	-	74	15,951	108,980

The table above represents the exposures to interest rate benchmark reform by balance sheet account, which have yet to transition. The exposure disclosed is for positions with contractual maturities after 31 December 2021. Balances reported at amortised cost are disclosed at their gross carrying value and do not include any expected credit losses that may be held against them. Balances reported at fair value are disclosed at their fair value on the balance sheet date.

	GBP LIBOR	USD LIBOR	EONIA	JPY LIBOR	CHF LIBOR	Others	Total
	£m	£m	£m	£m	£m	£m	£m
Derivative notional contract amount
OTC interest rate derivatives	592,827	2,832,802	457,844	754,206	25,681	41,782	4,705,142
OTC interest rate derivatives - cleared by central counterparty	1,684,553	2,891,029	638,202	1,091,479	119,382	198,113	6,622,758
Exchange traded interest rate derivatives	300,182	333,705	-	-	2,494	-	636,381
OTC foreign exchange derivatives	155,285	589,334	-	93,108	31,257	1,921	870,905
OTC equity and stock index derivatives	1,845	7,946	544	1,929	491	2,141	14,896
Derivative notional contract amount	2,734,692	6,654,816	1,096,590	1,940,722	179,305	243,957	12,850,082

The table above represents the derivative exposures to interest rate benchmark reform, which have yet to transition. The exposure disclosed is for positions with contractual maturities after 31 December 2021. Derivatives are reported by using the notional contract amount and where derivatives have both pay and receive legs with exposure to benchmark reform such as cross currency swaps, the notional contract amount is disclosed for both legs. As at 31 December 2020, there were £264bn of cross currency swaps where both the pay and receive legs are impacted by interest rate benchmark reform.

Detail on the contractual maturity of the above exposures

The table below provides detail on the contractual maturity of the above exposures:

	Over one year but not more than two years	Over two years but not more than five years	Over five years but not more than ten years	Over ten years	Total
Current benchmark rate	£m	£m	£m	£m	£m
Non-derivative financial assets
GBP LIBOR	4,771	11,309	2,409	15,372	33,861
USD LIBOR	8,389	14,654	1,715	172	24,930
JPY LIBOR	11	144	-	18	173
CHF LIBOR	22	73	90	116	301
Other	931	713	60	238	1,942
Non-derivative financial assets	14,124	26,893	4,274	15,916	61,207
Non-derivative financial liabilities
GBP LIBOR	(1,055)	(116)	-	(72)	(1,243)
USD LIBOR	(5,529)	(3,623)	(4,174)	(257)	(13,583)
JPY LIBOR	(1,289)	(145)	(241)	(285)	(1,960)
CHF LIBOR	-	-	-	-	-
Other	(12)	(5)	-	(122)	(139)
Non-derivative financial liabilities	(7,885)	(3,889)	(4,415)	(736)	(16,925)
Equity
GBP LIBOR	-	-	-	(3,500)	(3,500)
USD LIBOR	-	-	-	(3,131)	(3,131)
Equity	-	-	-	(6,631)	(6,631)
Derivative notional contract amount
GBP LIBOR	890,497	767,769	491,063	585,363	2,734,692
USD LIBOR	2,020,529	2,572,716	1,350,762	710,809	6,654,816
EONIA	397,989	421,460	212,185	64,956	1,096,590
JPY LIBOR	327,669	582,200	731,942	298,911	1,940,722
CHF LIBOR	46,868	73,792	46,010	12,635	179,305
Other	50,775	96,657	72,127	24,398	243,957
Derivative notional contract amount	3,734,327	4,514,594	2,904,089	1,697,072	12,850,082
Standby facilities, credit lines and other commitments
GBP LIBOR	5,134	12,016	505	1,289	18,944
USD LIBOR	15,368	56,300	735	1,608	74,011
CHF LIBOR	-	74	-	-	74
Other	2,897	12,170	862	22	15,951
Standby facilities, credit lines and other commitments	23,399	80,560	2,102	2,919	108,980